Organization and Business Description - Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries (Details) - VIE [Member] - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Variable Interest Entity [Line Items]
Current assets	$ 38,033,969	$ 38,865,435
Non-current assets	1,639,611	1,622,787
Total assets	39,673,580	40,488,222
Current liabilities	21,887,820	23,438,856
Non-current liabilities
Total liabilities	$ 21,887,820	$ 23,438,856